Share Based Compensation - 2018 Equity Incentive Plan (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense		$ 12,014	$ 9,937	$ 20,021
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation term (years)		10 years
Vesting Group One
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)		4 years
Award vesting percentage (in percent)		25.00%
Vesting Group One | Performance Based
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)		4 years
Award vesting percentage (in percent)		25.00%
Vesting Group Two
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)		3 years
Vesting Group Two | Performance Based
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)		3 years
2018 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Increase in reserved shares term (in years)	10 years
Periodical increase in authorized shares (percentage)	4.00%
2018 Equity Incentive Plan | Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized for distribution (shares)	3,281,622
2018 Equity Incentive Plan - New | Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized for distribution (shares)	3,025,548	15,340,772
2018 Equity Incentive Plan - Shares Available Under 2017 Plan | Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized for distribution (shares)	256,074